Interest and finance costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest And Debt Expense [Abstract]
Interest expense and other fees on unrelated party debt (Note 6)	$ 7,491	$ 4,902	$ 3,541
Interest expense and other fees on related party debt (Note 4)	5,948	1,692	2,945
Amortization of deferred financing costs	322	427	268
Commitment fees and other (Note 6)	82	73	412
Total	$ 13,843	$ 7,094	$ 7,166